Management of Capital	9 Months Ended
Sep. 30, 2022
Management of Capital [Abstract]
MANAGEMENT OF CAPITAL
16.	Management of Capital

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company. Capital consists of items within equity (deficit). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company is not subject to any externally imposed capital requirements.

The Company remains dependent on external financing to fund its activities. In order to sustain its operations, the Company will spend its existing cash on hand and raise additional amounts as needed until the business generates sufficient revenues to be self-sustaining. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

In order to maximize ongoing corporate development efforts, the Company does not pay out dividends. The Company’s investment policy is to keep its cash treasury invested in certificates of deposit with major financial institutions.

There have been no changes to the Company’s approach to capital management during the nine-month period ended September 30, 2022.